Other Debt Securities - Summary of Other Debt Securities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	$ 261,934,556	$ 268,683,871
Debt Securities of Financial Trust provisional Best Consumer Finance	24,042,051	46,963,661
TOTAL OTHER DEBT SECURITIES	285,976,607	315,647,532
Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	4,109,963	6,853,979
Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	124,853,842	67,604,659
Debt Securities of Financial Trust provisional Best Consumer Finance	23,777,903	46,162,630
Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	132,970,751	194,225,233
Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	264,148	801,031
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-12-2021 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		32,027,644
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-21-2021 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		29,785,222
US Treasury Bill - Maturity: 01-14-2021 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		3,810,254
US Treasury Bill - Maturity: 01-19-2021 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		1,270,073
US Treasury Bill - Maturity: 01-21-2021 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		1,016,064
US Treasury Bill - Maturity: 01-28-2021 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		757,588
Bonds of treasury of federal government in pesos adjusted by CER - Maturity: 03-18-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		84,062
Federal government treasury letters at variable rate in pesos - Maturity: 03-31-2021 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		2,389,616
Other private securities [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	3,601	650,122
Federal government treasury bonds adjusted by CER - Maturity: 04-17-2021 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		12,940,391
Bonds Par denominated in Pesos - Maturity 12-31-2038 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		42,643
Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
TOTAL OTHER DEBT SECURITIES	145,515,549	174,213,033
Level 1 [member] | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	4,109,963
Level 1 [member] | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	22,742,357	277,187
Level 1 [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	43,098
Level 1 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-25-2022 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	16,551,744
Level 1 [member] | Debt securities of Province of Río Negro in pesos - Maturity: 04-12-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	218,580
Level 1 [member] | Federal government bonds in pesos at 22% - Maturity: 05-21-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance		30,428,731
Level 1 [member] | Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	265,823
Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
TOTAL OTHER DEBT SECURITIES	116,419,007	94,470,838
Level 2 [member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		132,412,367
Level 2 [member] | Federal government treasury bonds linked to dollar - Maturity: 04-28-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	29,321,529
Level 2 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 09-20-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	25,114,882
Level 2 [member] | Letters of National Estate in pesos adjusted by CER to discount - Maturity: 07-29-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	19,588,804
Level 2 [member] | Federal government treasury bonds in pesos BADLAR +200 PB - Maturity: 04-03-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	15,202,690
Level 2 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	10,414,066
Level 2 [member] | Letters of National Estate in pesos adjusted by CER to discount - Maturity: 04-18-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	9,905,621
Level 2 [member] | Letters of National Estate in pesos adjusted by CER to discount - Maturity: 05-23-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	4,021,054
Level 2 [member] | Letters of National Estate in pesos to discount Maturity 01-31-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	3,794,807
Level 2 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2024 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	3,357,516
Level 2 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 08-13-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	3,096,000
Level 2 [member] | Other Government securities | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	1,036,873
Level 2 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-04-2022 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	21,520,780
Level 2 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-27-2022 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	18,879,645
Level 2 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-18-2022 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	18,637,794
Level 2 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-11-2022 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	17,725,328
Level 2 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-13-2022 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	17,501,774
Level 2 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-06-2022 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	15,888,779
Level 2 [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-20-2022 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss	6,264,907
Level 2 [member] | Treasury bills of Province of Neuquén Series 4 Class 1 - Maturity: 02-28-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	45,849
Level 2 [member] | Treasury bills of Province of Río Negro Series 2 Class 1 - Maturity: 06-15-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	193,577
Level 2 [member] | Treasury bills of Province of Neuquén Series 1 Class 1 - Maturity: 04-07-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	311,717
Level 2 [member] | Corporate Bonds YPF SA Class 043 - Maturity: 10-21-2023 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	55,706	112,103
Level 2 [member] | Corporate Bonds Santander Río Bank S.A. Class 021 - Maturity: 01-26-2022 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	26,651	38,806
Level 3 [member] | Federal government treasury bonds in pesos BADLAR +200 PB - Maturity: 04-03-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		49,728
Level 3 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		1,568,690
Level 3 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2024 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		1,321,885
Level 3 [member] | Other Government securities | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities measured at fair value through profit and loss		$ 64,664,356
Level 3 [member] | Debt Securities in Financial Trusts Secubono Series 207 Class A - Maturity: 03-28-2022 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	5,998
Level 3 [member] | Debt Securities in Financial Trusts Secubono Series 211 Class A - Maturity: 07-28-2022 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	13,095
Level 3 [member] | Debt Securities in Financial Trusts Secubono Series 210 Class A - Maturity: 06-28-2022 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	18,608
Level 3 [member] | Debt Securities in Financial Trusts Accicom Préstamos Pers Series 11 Class A- Maturity: 12-20-2022 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	19,358
Level 3 [member] | Debt Securities in Financial Trusts Confibono Series 059 Class A - Maturity: 03-21-2022 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	21,038
Level 3 [member] | Debt Securities in Financial Trusts Secubono Series 208 Class A - Maturity: 04-28-2022 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	26,117
Level 3 [member] | Debt Securities in Financial Trusts Secubono Series 209 Class A - Maturity: 05-30-2022 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt Securities of Financial Trust provisional Best Consumer Finance	$ 30,878